Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net income (loss) per common share - $ / shares	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Redeemable Common Stock [Member]
Numerator:
Net income (loss)			$ (124,197)			$ 2,074,858
Denominator:
Weighted Average Common Stock (in Shares)			136,905			20,125,000
Basic and diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.1
Nonredeemable Common Stock [Member]
Numerator:
Net income (loss)			$ (2,114,396)			$ 414,971
Denominator:
Weighted Average Common Stock (in Shares)			2,330,740			4,025,000
Basic and diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.1